Borrowings and financial liabilities	12 Months Ended
Dec. 31, 2023
Borrowings and financial liabilities
Borrowings and financial liabilities

Note 13: Borrowings and financial liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Repayable advances	906	664	686
Non-convertible bonds	2,740	1,721	454
Convertible bonds	1,647	1,792	1,971
Non-current lease obligations	225	190	136
Non-current borrowing	5,518	4,367	3,247
Non-current derivative liabilities	536	—	—

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Repayable advances	377	418	196
Non-convertible bonds	1,524	1,017	1,259
Convertible bonds	6,627	6,462	2,207
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	3,287	2,035	1,213
Payables on current rental obligations	221	280	54
Accrued interest payable	—	—	94
Current borrowings	12,036	10,213	5,023
Current derivative liabilities	788	13	1

Breakdown of borrowings by maturity, at repayment value

Borrowing maturities break down:

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2023	< 1 year	1 to 5 years	> 5 years
Repayable advances	882	196	686	—
Non-convertible bonds	1,714	1,259	454	—
Convertible bonds	4,178	2,207	1,971	—
Debts on leasing obligations	190	54	136	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	1,213	1,213	—	—
Accrued interest payable	94	94	—	—
Total borrowings	8,270	5,023	3,247	—
Derivative liabilities	1	—	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2022	< 1 year	1 to 5 years	> 5 years
Repayable advances	1,083	418	664	—
Non-convertible bonds	2,685	981	1,704	—
Convertible bonds	8,255	6,462	1,792	—
Debts on leasing obligations	470	280	190	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	2,035	2,035	—	—
Total borrowings	14,527	10,177	4,350	—
Derivative liabilities	13	13	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Repayable advances	1,284	378	746	160
Non-convertible bonds	4,264	1,524	2,740	—
Convertible bonds	8,274	6,627	1,647	—
Debts on leasing obligations	446	221	225	—
Debt relating to pre-financing of part of CIR (Research Tax Credit) receivables	3,287	3,287		—
Total borrowings	17,555	12,037	5,358	160
Derivative liabilities	1,324	788	536	—

13.1. Repayable advances

The table below shows changes in repayable advances:

(in thousands of euros)	BPI - Sarcob	BPI – BIO 101	AFM – Telethon	BPI – BIO 201	Total
December 31, 2021	56	474	386	367	1,284
(+) Cash inflow	—	—	—	—	—
(-) Repayment	(59)	(165)	—	—	(225)
Grants	—	—	—	—	—
Financial expenses	1	15	8	7	31
Other	2	—	(9)	—	(7)
On December 31, 2022	—	324	385	373	1,083
(+) Cash inflow	—	—	—	—	—
(-) Repayment	—	(220)	—	—	(220)
Grants	—	—	—	—	—
Financial expenses	—	6	6	7	19
Others	—	—	—	—	—
On December 31, 2023	—	110	391	381	882

Breakdown of repayable advances by maturity at repayment value

(in thousands of euros)	BPI -Sarcob	BPI - BIO 101	AFM – Telethon	BPI - BIO 201	Total
On December 31, 2022	—	324	385	373	1,083
Current portion	—	269	91	—	360
One to 5 years	—	55	294	373	722
Over 5 years	—	—	—	—	—

(in thousands of euros)	BPI -Sarcob	BPI – BIO 101	AFM – Telethon	BPI – BIO 201	Total
On December 31, 2023	—	110	391	381	882
Current portion	—	110	48	38	196
One to 5 years	—	—	343	343	686
Over 5 years	—	—	—	—	—

●	BPI France repayable advance - “BIO 101” project

Under a contract signed with BPI France on November 28, 2016, the Company received a non-interest-bearing recoverable advance of €1,100,000, paid in several installments, for the “production of clinical batches, regulatory preclinical phase and phase 1 clinical phase of BIO101 (20-hydroxyecdysone) for the treatment of sarcopenic obesity”. As a result of the project’s success, the Company is repaying this advance in installments of 55 thousand euros per quarter until June 30, 2024.

●	Collaboration agreement with AFM-Téléthon - “BIO 101” project

Biophytis signed a collaboration agreement with AFM-Téléthon on June 3, 2019 for the development of BIO101 (20-hydroxyecdysone) for the treatment of Duchenne Muscular Dystrophy (DMD) as part of the MYODA program. The Company received 400 thousand euros to finance certain additional preclinical trials and the preparation of the MYODA clinical trial, which may be repaid under certain conditions. Repayment of the advance will be spread over a two-year period, starting from the authorization to launch phase 3 of the MYODA clinical program, with constant half-yearly installment repayments.

●	BPI France repayable advance - “BIO 201” project

On August 23, 2019, the Company entered into an agreement with BPI France for a conditional interest-free advance of 600 thousand euros payable in installments for its MACA program with BIO201 developed in dry age-related macular degeneration (AMD). The Company received 400 thousand euros in April 2021, with the remainder of the advance to be received on completion of the program.

Repayment of this advance depends on the successful completion of the project:

-	in the event of technical and economic failure, a minimum repayment of €240,000 will be due by the Company at the end of the program, postponed by amendment to the end of April 2024; and
-	in the event of technical and economic success, reimbursement is scheduled over a 5-year period starting in September 2024.

Under this agreement, the Company was entitled to receive a grant of €380,000, of which €260,000 was received in April 2021. On December 31, 2021, this grant was recorded as deferred income for a total of €178,000. On December 31, 2023, the company had incurred expenditure representing 53% of the research and development program budget (see Note 15.3).

This project was suspended in 2023 due to limited financial resources which require establishing priorities for financing R&D programs. Although this temporary shutdown can be considered a failure, the Company intends to negotiate a postponement of the end date of the program.

In accordance with IFRS, the fact that the repayable advances received by the Company do not bear annual interest means that the Company has benefited from interest-free loans, i.e. financing conditions that are more favorable than market conditions. The difference between the amount of the advance at historical cost and the amount of the advance discounted at a market rate has been accounted for as a subsidy received from the State.

13.2 Convertible and non-convertible bonds

13.2.1 ATLAS convertible bond issue - Atlas 2020 contract

(amounts in thousands of euros)	2020 ORNANE ATLAS
On December 31, 2021 - Convertible bonds - Current	6,627
(+) Net cash inflow	—
(+) Change in fair value of debt	(546)
(-) Conversion	(6,081)
On December 31, 2022 - Convertible bonds - Current	—

On April 2020, the Company signed a convertible bond financing program with Atlas for up to €24 million to continue the development of BIO101 (20-hydroxyecdysone), this involved issuing multiple convertible bonds over a 3-year period. Eight installments of convertible bonds, each for €3 million, have been issued during the 2020 and 2021 financial years for a total of €24 million.

On December 31, 2022, all the convertible bonds associated with this contract had been converted.

Accounting treatment

The Company determined that it could not reliably estimate the fair value of the conversion option embedded in the convertible bonds separately, and therefore concluded that the entire hybrid contract should be valued at fair value through profit or loss until settlement. Fair value was evaluated using a binomial valuation model. As the expected maturity of the bonds is short, the “Day one loss” (including repayment premium and/or issue premium) was immediately accounted for in the income statement.

13.2.2 ATLAS convertible bond issue - Atlas 2021 contract

2021 ORNANE
(amounts in thousands of euros)	ATLAS
On December 31, 2021 - Convertible bonds - Current	—
(+) Net cash inflow (1)	9,590
(+) Change in fair value of debt	1,221
(-) Conversion	(4,349)
On December 31, 2022 - Convertible bonds - Current	6,462
(+) Net cash inflow (2)	1,920
(+) Change in fair value of debt	1,330
(-) Conversion	(7,897)
On December 31, 2023 - Convertible bonds - Current	2,207

In June 2021, the Company arranged up to €32 million in convertible bond financing with Atlas Special Opportunities LLC (the “Atlas 2021 Contract”). The three-year contract covers the issue of a maximum of 1,280 bonds with the option of exchange for cash and or conversion into new or existing shares (ORNANE) in eight successive installments of 4 million euros each. This facility is intended to secure the Company’s cash position in order to pursue the development of its clinical activities, in particular the ongoing development of BIO101 (20-hydroxyecdysone). As of December 31, 2023, we have drawn down €12 million from our 2021 credit facility with ATLAS, corresponding to the first three tranches. Since December 31, 2023, the Company issued the fourth tranche of €4 million and 160 ORNANEs as part of its 2021 bond financing agreement with ATLAS. As of the date of this filing and considering the terms and expiration date of the ATLAS agreement as of June 14, 2024, the Company has the capacity to issue no more than two additional tranches for a total amount of €8 million.

The contract imposes certain operational and financial restrictions. These covenants may limit the ability of the parent company and its subsidiaries, in certain circumstances, to, among other things, incur additional debt, create or incur privileges, sell or transfer assets and pay out dividends. On December 31, 2023, these covenants have been met. The contract also contains certain customary covenants and default situations, including changes to the company’s controlling interests.

The ORNANE bonds have a par value of 25 thousand euros and are issued at a subscription price of 96% of their par value. They bear no interest and have a maturity of 24 months from issue. The holder may request conversion of the ORNANE bonds at any time during the maturity period, at which time the Company may redeem the ORNANE bonds in cash. In the event of cash redemption, the amount redeemed will be limited to 110% of the principal. At the end of the maturity period, and in the event that the ORNANE bonds have not been converted or redeemed, the holder will be obliged to convert the ORNANE bonds.

The holder will be able to request the conversion of the ORNANE bonds at any time in accordance with the conversion parity determined by the following formula: N = CA / CP, where

●	“N” is the number of shares resulting from the conversion,
●	“CA” is the nominal value of the ORNANE bonds (i.e. 25 thousand euros),
●	“CP” is the conversion price (i.e. 100% of the VWAP Pricing Period during the Pricing Period of 10 trading days prior to receipt of the Conversion Notice).

On the date of the conversion request, the Company will have the option of redeeming the ORNANE in cash in accordance with the following formula: V = CA / CP x CPr, where

●	“V” is the amount to be reimbursed to the bearer.
●	“CPr” is the revised price, corresponding to the lower of (i) the volume-weighted average price over the 10 trading days preceding the date on which conversion is requested and (ii) P*1.10.

Accounting treatment

The Company determined that it could not reliably estimate the fair value of the conversion option embedded in the convertible bonds separately, and therefore concluded that the entire hybrid contract should be valued at fair value through profit or loss until settlement. Fair value is evaluated using a Longstaff Schwartz valuation model. As the expected maturity of the bonds is short, the “Day one loss” (including repayment premium and/or issue premium) will be immediately accounted for in the income statement.

During the 2022 financial year, the Company issued 400 ORNANE bonds (first and second installments plus half of the third installments) for a total amount of 10 million euros. Issue premiums were paid for 400 thousand euros, and transaction and structuring costs as well as commissions and advisory fees totaled 390 thousand euros. In addition, all of Installment 1, i.e. 160 ORNANE bonds, and 12 ORNANE bonds from Installment 2 were converted.

During the 2023 financial year, the Company issued 80 ORNANE bonds (second half of the third installment) for a total amount of 2 million euros. Issue premiums were paid for 80 thousand euros and transaction costs for 30 thousand euros. In addition, 148 Installment 2 ORNANE and 102 Installment 3 ORNANE were converted.

In addition, during the month of December 2023, the company decided to draw the 4th tranche for an amount of 4 million euros (corresponding to 160 ORNANE), this sum to be paid in 2 installments: 2 million euros at the beginning of January 2024 and 2 million euros in mid-February 2024. The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through the income statement until settlement. Fair value is assessed using a binomial valuation model. As the expected maturity of the bonds is short, the loss on the issue date (“Day one loss”) (including the redemption premium and/or the issue premium) is immediately recognized in profit or loss.

The table below summarizes the main data used to evaluate the fair value of the convertible bonds:

Conversion option	Tranche 2		Tranche 3		Tranche 4
	On issue		On issue
ATLAS 2021	(21/06/2022)	12/31/2023	(28/10/2022)	12/31/2023	12/31/2023
Number of bonds outstanding	160	0	80	29	0
Share price	0.10	€0.005	€0.06	€0.005	€0.005 €
Volatility	70.00%	95.00%	65.00%	95.00%	95.00%
Risk-free rate	1.82%	NA	3.37%	3.60%	2.80%
Value of bond issue (in K€)	3,840	—	3,840	1,585	614

The sensitivity analysis of the degree of valuation of convertible bonds as impacted by the change in assumptions has not been presented because the impacts are negligible.

13.2.3 KREOS convertible and non-convertible bonds

	KREOS
	contract	KREOS	KREOS		KREOS
	2018	contract 2021	contract	KREOS	2021
	Non-	Non-	2021	loan	security	KREOS
	convertible	convertible	Convertible	Derivative	buyback	2021 day
(amounts in thousands of euros)	bonds	bonds	bonds	contract	2018	one gain	Total
On December 31, 2021	938	3,229	1,647	1,324	(48)	98	7,188
(+) Gross cash inflow	—	—	—	—	—	—	—
(+) Security deposit	—	—	—	—	—	—	—
(-) Expenses charged to bond issue	—	—	—	—	—	—	—
(+) Change in fair value of debt (1)	—	—	—	(1,311)	—	—	(1,311)
(-) Bifurcation of the conversion option recognized as a derivative liability	—	—	—	—	—	—	—
(+/-) Impact of amortized cost	6	358	145	—	—	(45)	464
(-) Repayment	(944)	(900)	—	—	—	—	(1,844)
On December 31, 2022	—	2,687	1,792	13	(48)	53	4,497
(+) Change in fair value of debt	—	—	—	12	—	—	12
(+/-) Impact of amortized cost	—	272	178	—	—	—	450
(-) Repayment	—	(1,262)	—	—	—	(34)	(1,296)
On December 31, 2023	—	1,695	1,971	1	(48)	19	3,637
(1)	Decrease in value per option: €0.00584 as of December 31, 2022 versus €0.35559 as of December 31, 2021
●	Issue of non-convertible bonds to Kreos - 2018 Contract

On September 10, 2018, the Company entered into a venture loan agreement with Kreos in the form of a framework agreement organizing the issue of a bond loan of up to €10 million through the issue of four €2.5 million installments, with the first installment accompanied by share warrants. All installments were issued over the 2018 and 2019 financial years, for a total amount of 10 million euros. Each installment bore interest at 10% per annum. All non-convertible installments issued were repayable in 36 monthly installments from April 2019. On December 31, 2022, the financing was fully repaid.

A security deposit totaling €320,000 (€80,000 per tranche) has been withheld by Kreos from the payments made. It will be deducted from the last monthly payment. It was presented under “Other current financial assets” on December 31, 2021 and the amount here was zero on December 31, 2022.

The warrants issued to Kreos under the first installment give the right to subscribe for 442,477 ordinary shares in the Company at an exercise price of €2.67 per share over a 7-year period. These warrants were valued at €319,000 and were recorded as equity instruments and as a reduction in the value of debt.

In accordance with IFRS 9, the non-convertible debt component was initially accounted for at fair value and subsequently evaluated at amortized cost. The effective interest rate after recording the warrants as a reduction in debt was 13.59%.

●	Issue of non-convertible bonds and convertible bonds to Kreos - 2021 Contract

On November 19, 2021, the Company signed a new venture loan agreement and a bond issue agreement that could provide up to 10 million euros of financing for the Company through the issue to Kreos of non-convertible bonds for 7.75 million euros (ordinary bonds) and convertible bonds for 2.25 million euros, plus the issue of warrants attached to the first installment.

The four-installment loan agreement was partially drawn down by the Company during the 2021 financial year for a total amount of 6.2 million euros.

The non-convertible bonds bear interest at an annual rate of 10% and have been repaid in cash in 36 monthly installments since April 1, 2022.

Convertible bonds bear interest at an annual rate of 9.5%. The Company will repay them for their principal amount no later than March 31, 2025, unless they are previously converted into shares, at the discretion of Kreos Capital, at a fixed conversion price of €0.648.

The Company has also issued 2,218,293 BSA warrants to Kreos Capital, giving the right to subscribe to new ordinary shares in the Company on the basis of one share per BSA warrant. The BSA warrants may be exercised for a period of 7 years after their issue. The exercise price of the BSA warrants was set at €0.56. If, upon exercise of the BSA warrants, the market price (VWAP) of Biophytis shares on the exercise date is lower than the exercise price, Kreos will receive a cash payment from the Company based on a formula taking into account the difference between these two prices.

The loan agreement provides for the pledge to Kreos of the Company’s goodwill, bank account balances and intellectual property rights. It also imposes certain operational and financial restrictions. These covenants may limit the ability of the company and its subsidiaries, in certain circumstances, to, among other things, incur additional debt, sell or transfer assets and pay out dividends. This contract also contains certain customary covenants and default situations, including changes to the company’s controlling interests. As of December 31, 2023, these covenants are respected.

Accounting treatment for hybrid financing

Analysis of the specifications of the hybrid contract with reference to IFRS9 and IAS32 criteria led to the need to account for the conversion options and BSA warrants as derivative instruments separate from the host contract (no equity component insofar as these options do not in all circumstances result in the delivery of a fixed number of shares at a fixed price).

The cash amount of 5.5 million euros received on November 19, 2021 (excluding transaction costs) corresponds to the estimated fair value of the instruments put in place on the drawdown date: financial debt components in respect of installments A and B for 4.3 million euros (convertible and non-convertible), derivative liabilities in respect of premiums received on options sold for 1.2 million euros (464 thousand euros in respect of conversion options and 710 thousand euros in respect of BSA warrants issued), and financial compensation of 48 thousand euros in respect of 2018 warrants bought back by the Company from KREOS.

With regard to installment (C) of the ordinary bond issued in December 2021 for 677 thousand euros (excluding transaction costs), as the drawdown conditions were met outside the framework of the contract, the company analyzed the drawdown of installment (C) within the framework of a new loan agreement, with Kreos Capital VI UK. As such, installment (C) is accounted for at its fair value on the balance sheet, estimated on the basis of the financing rate deducted from the Kreos VI financing. The entry value of Installment C liabilities led to the recording of a “day one gain” of 98 thousand euros. Given the unobservable nature of the market rate, the “day one gain” is deferred on the Company’s balance sheet and accounted for as financial liabilities.

In accordance with IAS 32, the redemption value of the 2018 BSA warrants has been accounted for as a total of 48 thousand euros and as a deduction from equity, in line with the treatment applied to BSA warrants issued in 2018. Borrowings are accounted for at amortized cost, based on an average effective interest rate of 26.37% for non-convertible installments and 22.85% for convertible installments. Derivative instruments are measured at fair value on the balance sheet, with a corresponding entry on the income statement: binomial or EDP valuation model for convertible bonds, and Black & Scholes valuation model for BSA warrants.

The table below summarizes the valuation of this derivative on December 31, 2023:

	As of December 31,
Fair value of derivative liabilities KREOS 2021	2021	2022	2023
Number of bonds outstanding	2,250,000	2,250,000	2,250,000
Number of shares available for subscription	2,250,000	2,250,000	2,250,000
Share price	€0.494	€0.46	€0.005
Exercise price	€0.648	€0.648	€0.648
Volatility over 12 months	85%	65%	95%
Risk-free rate	—%	3.39%	2.51%
Credit spread	23.14%	23.14%	23.14%
Fair value of derivative instrument (in K€)	(536)	—	—
Change in fair value of derivative liability over the period (in K€)	(72)	536	—

The table below summarizes the accounting procedure for derivatives:

	As December 31,
BSA – KREOS 2021 Derivative instruments	2021	2022	2023
Number of BSA warrants outstanding	2,218,293	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56	€0.56
Maturity	6.88 years	5.88 years	4.88 years
Volatility	85%	65%	95%
Risk-free rate	—%	3.24%	2.43%
Fair value of BSA 2021 issued to KREOS (in K€)	(788)	(13)	(1)
Change in fair value of derivative instrument (in K€)	(78)	775	12

The table below summarizes the sensitivity analysis of the valuation of financial instruments impacted by the change in assumptions:

	On December 31, 2023
	Unconverted	Convertible	Bifurcated
Sensitivity analysis	installments	installments	derivatives
Value of instruments (in K€)	1,682	1,937	1
Impact of a 5% increase in volatility	—	—	—
Impact of a 5% drop in volatility	—	—	—
Impact of a 5% increase in the credit spread	(41)	(89)	—
Impact of a 5% drop in the credit spread	44	98	—
Impact of a 1% increase in the risk-free rate	(10)	(23)	—
Impact of a 1% drop in the risk-free rate	10	23	—
Impact of a 5% increase in the share price	—	—	—
Impact of a 5% drop in the share price	—	—	—

13.3 Research Tax Credit (CIR) pre-financing debt

Part of the CIR 2022 and 2023 receivables was pre-financed by the PREDIREC INNOVATION 3 securitization fund, with Neftys Conseil SARL as arranger. As a result, the Company has recorded:

●	a liability for the amount due to NEFTYS on receipt of the CIR;
●	a financial asset for amounts drawn by NEFTYS from assigned receivables (considered as a security deposit, see Note 7), and
●	a current asset in the form of the French government research tax credit (crédit d’impôt recherche - CIR).

In accordance with IFRS 9, the financial debt owed to NEFTYS has been determined using the amortized cost method.

Statement of changes in financial liabilities

											Reclassification
					New	Change in					of the day-
				Impact of	financial debt	fair Value	Loan			Transfer between	one gain as a
				amortized	related to lease	through	charges	Conversion		non-current and	financial
(amounts in thousands of euros)	12/31/2022	Pay-ment	Repay-ment	cost	obligations	profit or loss	and interest	to equity	Holdback	current liabilities	asset	12/31/2023
Repayable advances	664	—	—	29	—	—	—	—	—	—	—	686
Non-convertible bonds	1,722	—	—	127	—	—	—	—	—	—	(1,394)	454
Convertible bonds	1,792	—	—	178	—	—	—	—	—	—	—	1,971
Non-current lease obligations	190	—	—	—	—	—	—	—	—	—	(54)	136
Non-current borrowing	4,367	—	—	334	—	—	—	—	—	—	(1,448)	3,247
Non-current derivative liabilities	—	—	—	—	—	—	—	—	—	—	—	—
Repayable advances	418	—	(222)	—	—	—	—	—	—	—	—	196
Non-convertible bonds	1,016	—	(1,262)	111	—	—	—	—	—	—	1,394	1,259
Convertible bonds	6,462	1,920	—	—	—	1,562	—	(7,737)	—	—	—	2,207
Accrual Interests to pay	—	—	—	—	—	—	94	—	—	—	—	94
CIR pre-financing debt	2,035	1,098	(2,146)	—	—	—	123	—	—	103	—	1,213
Payables on current rental obligations	280	—	(280)	—	—	—	—	—	—	—	54	54
Current borrowings	10,213	3,018	(3,910)	111	—	1,562	217	(7,737)	—	103	1,448	5,023
Current derivative liabilities	13	—	—	—	—	(12)	—	—	—	—	—	1

										Transfer
					New	Change				between
					Financial	in fair				non-
					debt	value	Loan			current
				Impact of	related to	through	changes			and
				amortized	lease	profit	and	Conversion		current
(amounts in thousands of euros)	12/31/2021	Payment	Repayment	cost	obligations	or loss	interest	Conversion to equity	Holdback	liabilities	12/31/2022
Repayable advances	906	—	—	(230)	14	—	—	—	—	(26)	664
Non-convertible bonds	2,740	—	—	—	282	—	—	—	—	(1,300)	1,722
Convertible bonds	1,647	—	—	—	145	—	—	—	—	—	1,792
Non-current lease obligations	225	—	—	—	—	216	—	—	—	(251)	190
Non-current borrowing	5,518	—	—	(220)	441	216	—	—	—	(1,577)	4,368
Non-current derivative liabilities	536	—	—	—	—	(536)	—	—	—	—	—
Repayable advances	377	—	—	15	—	—	—	—	—	26	418
Non-convertible bonds	1,524	—	(1,844)	37	—	—	—	—	—	1,300	1,016
Convertible bonds	6,627	10,000	—	—	—	675	—	(10,840)	—	—	6,462
CIR pre-financing debt	3,287	1,834	(3,458)	39	—	—	150	—	183	—	2,035
Payables on current rental obligations	221	—	(244)	—	52	—	—	—	—	251	280
Current borrowings	12,036	11,834	(5,546)	91	52	675	150	(10,840)	183	1,577	10,211
Current derivative liabilities	788	—	—	—	—	(775)	—	—	—	—	13